DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Apr. 10, 2019
Shares Issued, Price Per Share	$ 10.00			$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 690,000,000	$ 677,788,000	$ 0	$ 677,788,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50	$ 11.50
Proceeds from Issuance of Warrants		15,800,000	0	$ 15,800,000
Transaction Cost Related To Issuance Of Common Stock	34,319,807
Underwriting Discount	12,212,000
Deferred Underwriting Discount Payable Non current	21,371,000
Other Offering Costs Related To Issuance Of Common Stock	736,807
Cash		$ 2,223,724	$ 1,744,991	$ 2,238,275	$ 2,238,275	$ 0
Working Capital Requirement Fund Annual Limit	$ 250,000
Temporary Equity, Redemption Price Per Share	$ 10.00
Maximum Percentage Of Shares Eligible From Redemption	15.00%
Dissolution Expenses Payable	$ 100,000
IPO [Member]
Stock Issued During Period, Shares, New Issues	69,000,000				69,000,000
Shares Issued, Price Per Share	$ 10.00			$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 690,000,000
Transaction Cost Related To Issuance Of Common Stock	34,319,807
Underwriting Fees	12,212,000
Other Costs Related To Issuance Of Common Stock	$ 736,807
Cash				$ 2,238,275	$ 2,238,275
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	9,000,000				9,000,000
Shares Issued, Price Per Share	$ 10.00
Private Placement [Member]
Number Of Warrants Issued	15,800,000				15,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00			$ 1.00	$ 1.00
Proceeds from Issuance of Warrants	$ 15,800,000				$ 15,800,000
Churchill Sponsor LLC [Member]
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage	80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 5,000,001